Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 1,913,044	$ 1,778,540
Less: accumulated depreciation	(1,031,768)	(1,058,966)
Property and equipment, net	881,276	719,574
Transportation equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,253,545	1,103,604
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	152,230	107,504
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	267,120	199,420
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 240,149	$ 368,012